Intangible Assets Other Than Goodwill	6 Months Ended
Jun. 30, 2014
INTANGIBLE ASSETS OTHER THAN GOODWILL [Abstract]
INTANGIBLE ASSETS OTHER THAN GOODWILL
NOTE 4: INTANGIBLE ASSETS OTHER THAN GOODWILL

	June 30, 2014	December 31, 2013
Intangible assets
Acquisition Cost (*) (**)	$ 379,747	$ 379,117
Accumulated amortization	(197,800)	(187,453)
Total Intangible assets net book value	181,947	191,664
Unfavorable lease terms
Acquisition Cost (***)	(121,028)	(121,028)
Accumulated amortization	96,421	93,954
Unfavorable lease terms net book value	(24,607)	(27,074)
Total Intangibles net book value	$ 157,340	$ 164,590

(*)      As of June 30, 2014, intangible assets associated with favorable lease terms included an amount of $21,782 related to purchase options for the vessels.
(**)         On March 19, 2013, Navios Logistics acquired Energias Renovables del Sur S.A (“Enresur”), a Uruguayan company, for a total consideration of $2,092. Enersur, as a free zone direct user, holds the right to occupy approximately 12 hectares of undeveloped land located in the Nueva Palmira free zone in Uruguay, near to Navios Logistics' existing port. Navios Logistics accounted for the acquisition as an asset acquisition and as a result, an intangible asset related to the contractual rights of $2,092 was recorded under port terminals operating rights.
(***)      As of June 30, 2014, the intangible liability associated with the unfavorable lease terms included an amount of $9,405 related to purchase options held by third parties.

Amortization expense, net for the three month periods ended June 30, 2014 and 2013 amounted to $3,632 and $3,639, respectively, and for the six month periods ended June 30, 2014 and 2013 amounted to $7,252 and $7,247, respectively.

The remaining aggregate amortization of acquired intangibles as of June 30, 2014 will be as follows:

Period
Year One	$ 14,139
Year Two	15,146
Year Three	15,376
Year Four	7,411
Year Five	5,094
Thereafter	87,797
Total	$ 144,963